Taxation - Schedule of Reconciliation of Income Tax Expenses (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Loss before income tax	$ (23,625)	$ (41,331)
Income tax computed at statutory PRC income tax rate (25%)	(5,906)	(10,333)
Differential income tax rates applicable to certain entities comprising the Group	2,169	9,023
Effect of tax holiday	950	441
Permanent differences	90	86
Change in valuation allowance	3,147	1,403	$ 2,735
Accelerated deductions on research and development expenses	(454)	(583)
Income tax expenses/(credit)	$ (4)	$ 37